Net finance costs (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Net finance costs
Interest payable on bank loans and overdrafts	£ (261)	£ (297)	£ (525)	£ (701)
Interest payable on secured term loan facility and senior secured notes	(4,859)	(4,441)	(9,390)	(9,019)
Amortization of issue costs on secured term loan facility and senior secured notes	(165)	(160)	(321)	(311)
Foreign exchange (losses)/gains on unhedged US dollar borrowings	(1,316)	1,328	(1,535)	6,824
Unwinding of discount relating to registrations	(505)	(672)	(1,231)	(1,482)
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives	(25)	(291)	56	(845)
Total finance costs	(7,131)	(4,533)	(12,946)	(5,534)
Total finance income-interest receivable on short-term bank deposits	785	170	1,474	388
Net finance costs	£ (6,346)	£ (4,363)	£ (11,472)	£ (5,146)